TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	51.1%
Aerospace & Defense	2.3%
Boeing (The) Co. 6.26%, 05/01/27		$500,000	$513,061
TransDigm, Inc.,
6.75%, 08/15/28(a)		500,000	508,808
7.13%, 12/01/31(a)		150,000	157,652
6.38%, 05/31/33(a)		625,000	641,311
			1,820,832
Asset Management	0.9%
Ares Capital Corp. 7.00%, 01/15/27		150,000	153,711
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	181,635
Citadel L.P. 6.38%, 01/23/32(a)		330,000	350,825
			686,171
Automotive	1.4%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		500,000	509,506
General Motors Co. 5.40%, 10/15/29		100,000	103,641
General Motors Financial Co., Inc. 5.35%, 07/15/27		450,000	457,874
			1,071,021
Banking	1.1%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	76,790
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	745,508
			822,298
Biotechnology & Pharmaceuticals	0.3%
Harrow, Inc. 8.63%, 09/15/30(a)		200,000	210,208
Capital Goods	1.2%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		500,000	505,360
Sonoco Products Co. 4.60%, 09/01/29		400,000	403,441
			908,801
0

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Support Services	1.7%
Brink's (The) Co. 6.75%, 06/15/32(a)		$250,000	$260,659
Deluxe Corp. 8.00%, 06/01/29(a)		750,000	763,906
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	262,951
			1,287,516
Construction Materials	0.6%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		450,000	468,405
Consumer Services	0.3%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		250,000	247,018
Containers & Packaging	0.8%
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 02/01/28(a)		600,000	609,950
Diversified Industrials	0.2%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	194,344
E-Commerce Discretionary	0.8%
Wayfair LLC 6.75%, 11/15/32(a)		625,000	642,673
Electric Utilities	3.4%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	253,469
Public Service Co. of Oklahoma,
5.20%, 01/15/35		500,000	506,525
5.45%, 01/15/36		1,000,000	1,027,618
Southern (The) Co. 3.70%, 04/30/30		400,000	390,856
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	258,110
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	198,598
			2,635,176
Electrical Equipment	2.0%
Hubbell, Inc. 3.15%, 08/15/27		150,000	148,137
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	504,562
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	493,123
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		250,000	258,167
6.63%, 03/15/32(a)		150,000	156,631
			1,560,620

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	0.5%
Quanta Services, Inc.,
4.75%, 08/09/27		$200,000	$202,459
5.25%, 08/09/34		165,000	169,533
			371,992
Entertainment Content	0.5%
Netflix, Inc. 4.90%, 08/15/34		400,000	409,896
Food	0.4%
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	303,100
Gas & Water Utilities	1.5%
American Water Capital Corp. 2.95%, 09/01/27		200,000	196,930
Atmos Energy Corp. 5.20%, 08/15/35		410,000	423,299
National Fuel Gas Co. 5.95%, 03/15/35		500,000	523,620
			1,143,849
Health Care Facilities & Services	4.4%
DaVita, Inc. 6.88%, 09/01/32(a)		100,000	104,087
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	1,022,859
Global Medical Response, Inc. 7.38%, 10/01/32(a)		550,000	571,656
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(a)		500,000	484,651
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	248,176
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	202,661
UnitedHealth Group, Inc. 5.15%, 07/15/34		730,000	749,045
			3,383,135
Household Products	0.6%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		500,000	479,493
Industrial Support Services	1.3%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		500,000	531,253
United Rentals North America, Inc. 6.00%, 12/15/29(a)		500,000	513,681
			1,044,934

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	1.5%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		$900,000	$899,286
Morgan Stanley 3.95%, 04/23/27		200,000	199,879
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	53,118
			1,152,283
Insurance	3.7%
American International Group, Inc. 5.13%, 03/27/33		900,000	927,242
Equitable Financial Life Global Funding 5.00%, 03/27/30(a)		700,000	716,121
Willis North America, Inc. 4.55%, 03/15/31		1,190,000	1,193,008
			2,836,371
Internet Media & Services	0.9%
Expedia Group, Inc. 3.25%, 02/15/30		75,000	71,987
Match Group Holdings II LLC 6.13%, 09/15/33(a)		600,000	607,185
			679,172
IT Services	2.5%
International Business Machines Corp. 5.70%, 02/10/55		750,000	742,053
Leidos, Inc. 5.50%, 03/15/35		1,000,000	1,041,762
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	126,717
			1,910,532
Leisure Facilities & Services	1.0%
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		350,000	365,121
McDonald's Corp. 3.50%, 03/01/27		400,000	398,193
			763,314
Leisure Products	0.2%
Acushnet Co. 5.63%, 12/01/33(a)		125,000	126,404
Machinery	0.5%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	424,451

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	4.2%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$325,000	$336,110
Kinder Morgan, Inc. 5.85%, 06/01/35		500,000	530,237
MPLX L.P. 5.40%, 04/01/35		750,000	756,150
Murphy Oil Corp. 6.00%, 10/01/32		500,000	499,489
ONEOK Partners L.P. 6.85%, 10/15/37		225,000	248,977
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		200,000	205,779
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	422,934
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	257,879
			3,257,555
Publishing & Broadcasting	1.0%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		825,000	819,102
Real Estate Investment Trusts	0.8%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	253,993
Realty Income Corp. 4.85%, 03/15/30		250,000	256,922
Ventas Realty L.P. 3.00%, 01/15/30		100,000	95,214
			606,129
Retail - Discretionary	2.1%
Bath & Body Works, Inc.,
6.63%, 10/01/30(a)		300,000	306,740
6.88%, 11/01/35		455,000	460,309
Genuine Parts Co. 4.95%, 08/15/29		275,000	280,192
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	395,608
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	158,996
			1,601,845
Semiconductors	0.6%
Broadcom, Inc. 4.55%, 02/15/32		500,000	502,061
Software	1.2%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	139,466

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oracle Corp. 4.90%, 02/06/33		$400,000	$386,201
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	404,182
			929,849
Specialty Finance	1.5%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		200,000	205,947
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	420,525
GATX Corp. 4.00%, 06/30/30		200,000	197,285
Rithm Capital Corp. 8.00%, 07/15/30(a)		300,000	306,799
			1,130,556
Technology Hardware	1.8%
Dell International LLC/EMC Corp.,
4.35%, 02/01/30		660,000	660,990
4.50%, 02/15/31		700,000	699,656
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	54,267
			1,414,913
Telecommunications	1.1%
T-Mobile USA, Inc. 2.25%, 11/15/31		1,000,000	886,803
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		50,000	52,374
Wholesale - Consumer Staples	0.2%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	154,639
TOTAL CORPORATE BONDS (Cost $38,971,791)			39,549,785
MORTGAGE-BACKED SECURITIES	8.0%
U.S. Government Agencies	8.0%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		178,821	179,279
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,447,845	1,453,270
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		433,419	436,950
Fannie Mae Pool #MA5313, 5.50%, 03/01/44		2,453,273	2,523,870
Fannie Mae Pool #MA5498, 6.00%, 10/01/54		1,599,264	1,642,675
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,131,437)			6,236,044

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS	38.9%
U.S. Treasury Bonds, 4.38%, 08/15/43		$250,000	$239,658
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,164,754
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	681,035
U.S. Treasury Bonds, 4.63%, 05/15/54		750,000	725,449
U.S. Treasury Bonds, 4.25%, 08/15/54		1,000,000	908,125
U.S. Treasury Notes, 4.00%, 02/29/28		450,000	454,781
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	400,016
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	1,006,055
U.S. Treasury Notes, 3.63%, 08/31/29		250,000	250,107
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	995,938
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	252,305
U.S. Treasury Notes, 3.88%, 12/31/29		1,000,000	1,009,180
U.S. Treasury Notes, 4.00%, 03/31/30		2,500,000	2,533,691
U.S. Treasury Notes, 4.00%, 05/31/30		450,000	456,100
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	304,066
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,081,254
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	260,498
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	349,248
U.S. Treasury Notes, 3.63%, 09/30/31		1,000,000	991,211
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,626,625
U.S. Treasury Notes, 4.13%, 11/15/32		2,600,000	2,633,719
U.S. Treasury Notes, 3.75%, 11/30/32		1,500,000	1,485,000
U.S. Treasury Notes, 4.50%, 11/15/33		500,000	517,168
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	249,678

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.88%, 08/15/34		$3,250,000	$3,206,201
U.S. Treasury Notes, 4.63%, 02/15/35		1,250,000	1,300,146
U.S. Treasury Notes, 4.25%, 08/15/35		3,250,000	3,280,469
U.S. Treasury Notes, 4.00%, 11/15/35		750,000	740,859
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $30,354,764)			30,103,336

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.1%
Northern Institutional Treasury Portfolio (Premier Class) 3.63%(c)		857,402	857,402
TOTAL SHORT-TERM INVESTMENTS (Cost $857,402)			857,402
TOTAL INVESTMENTS (Cost $76,315,394)	99.1%		76,746,567
NET OTHER ASSETS (LIABILITIES)	0.9%		719,394
NET ASSETS	100.0%		$77,465,961

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $14,867,972 or 19% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At December 31, 2025 the TSW Core Plus Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	46.9%
A	8.4
BBB	25.3
BB	11.3
B	5.8
B-	0.3
Cash equivalents	1.1
Total	99.1%

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Brazil	3.6%
Arcos Dorados Holdings, Inc. - Class A		6,500	$47,710
Banco BTG Pactual S.A.(a)		6,900	66,101
Vale S.A.		4,600	60,063
			173,874
Canada	1.8%
Fairfax India Holdings Corp.(a)(b)		5,000	86,450
China	19.0%
Alibaba Group Holding Ltd. - Class W		10,700	196,328
Fu Shou Yuan International Group Ltd.		64,400	23,252
Kingdee International Software Group Co. Ltd.(a)		24,800	42,349
Kweichow Moutai Co. Ltd. - Class A		400	78,969
NetEase, Inc.		3,600	99,266
SITC International Holdings Co. Ltd.		19,700	70,521
Tencent Holdings Ltd.		3,000	230,896
Trip.com Group Ltd.		500	35,592
Zijin Mining Group Co. Ltd. - Class H		28,500	130,586
			907,759
Greece	2.1%
Motor Oil Hellas Corinth Refineries S.A.		1,500	55,352
OPAP S.A.		2,100	47,137
			102,489
Guatemala	1.2%
Millicom International Cellular S.A.		1,050	58,212
Hong Kong	2.7%
AIA Group Ltd.		8,800	90,344
Lenovo Group Ltd.		32,000	38,074
			128,418
Hungary	0.9%
Richter Gedeon Nyrt		1,500	45,345
India	9.2%
360 ONE WAM Ltd.		5,000	66,200
Coal India Ltd.		9,800	43,505
HDFC Bank Ltd.		8,600	94,842
HEG Ltd.		8,700	60,386
ICICI Bank Ltd. - ADR		3,300	98,340
Reliance Industries Ltd. - GDR(b)		1,100	77,000
			440,273
Kazakhstan	1.5%
Halyk Savings Bank of Kazakhstan JSC - GDR - REG		2,400	71,880
Mexico	5.3%
Fibra Uno Administracion S.A. de C.V.		34,800	52,159
Fomento Economico Mexicano S.A.B. de C.V.		6,100	61,605
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		4,600	50,551

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Vista Energy S.A.B. de C.V. - ADR(a)		1,000	$48,660
Wal-Mart de Mexico S.A.B. de C.V.		13,400	41,768
			254,743
Philippines	1.5%
International Container Terminal Services, Inc.		7,300	70,053
Poland	1.1%
Allegro.eu S.A.(a)(b)		6,000	51,486
Saudi Arabia	1.0%
Saudi Awwal Bank		5,600	48,344
South Africa	3.5%
Naspers Ltd. - Class N		2,500	166,744
South Korea	16.0%
Hugel, Inc.(a)		200	31,979
Hyundai Motor Co.		600	123,905
KINX, Inc.		1,000	83,944
Krafton, Inc.(a)		500	85,194
Park Systems Corp.		400	58,086
Samsung Electronics Co. Ltd.		3,100	259,826
Shinhan Financial Group Co. Ltd.		2,300	122,475
			765,409
Taiwan	15.2%
Accton Technology Corp.		2,000	75,428
Acter Group Corp. Ltd.		3,100	77,055
E Ink Holdings, Inc.		11,000	69,318
Fusheng Precision Co. Ltd.		200	1,626
Taiwan Semiconductor Manufacturing Co. Ltd.		10,200	503,175
			726,602
Turkey	1.9%
Coca-Cola Icecek A.S.		34,600	47,399
KOC Holding A.S.		10,500	41,294
			88,693
United Arab Emirates	1.2%
Emaar Properties PJSC		15,400	58,912
United Kingdom	5.7%
Anglo American PLC		1,700	70,693
Georgia Capital PLC(a)		3,200	133,717
Investec PLC		9,000	66,905
			271,315
United States	3.9%
ACM Research, Inc. - Class A(a)		2,000	78,900
MercadoLibre, Inc.(a)		30	60,428
Tecnoglass, Inc.		900	45,288
			184,616
TOTAL COMMON STOCKS (Cost $3,382,504)			4,701,617

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(c)		100,141	$100,141
TOTAL SHORT-TERM INVESTMENTS (Cost $100,141)			100,141
TOTAL INVESTMENTS (Cost $3,482,645)	100.4%		4,801,758
NET OTHER ASSETS (LIABILITIES)	(0.4%)		(19,941)
NET ASSETS	100.0%		$4,781,817

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $214,936 or 4% of net assets.

(c)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2025 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Information Technology	23.6%
Financials	19.8
Consumer Discretionary	15.8
Communication Services	11.6
Industrials	8.7
Materials	5.4
Consumer Staples	4.9
Energy	4.6
Real Estate	2.3
Health Care	1.6
Total	98.3%

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	96.4%
Aerospace & Defense	1.3%
TransDigm, Inc. 6.38%, 05/31/33(a)		$125,000	$128,262
Asset Management	1.1%
Citadel L.P. 6.38%, 01/23/32(a)		100,000	106,311
Automotive	4.2%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		250,000	254,753
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l. 7.75%, 05/31/32(a)		150,000	159,430
			414,183
Banking	0.5%
Citigroup, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%) 6.95%, 02/15/30(b)(c)		50,000	51,542
Biotechnology & Pharmaceuticals	1.3%
Harrow, Inc. 8.63%, 09/15/30(a)		125,000	131,380
Cable & Satellite	0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	89,754
Commercial Support Services	4.8%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	157,691
Deluxe Corp. 8.00%, 06/01/29(a)		150,000	152,781
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	157,770
			468,242
Construction Materials	1.1%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		100,000	104,090
Consumer Services	2.5%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		100,000	98,807
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	148,114
			246,921
Containers & Packaging	2.6%
Graphic Packaging International LLC 6.38%, 07/15/32(a)		250,000	254,658
E-Commerce Discretionary	1.8%
Wayfair LLC 6.75%, 11/15/32(a)		175,000	179,948

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	4.1%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/32(a)		$200,000	$204,160
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	200,134
			404,294
Food	2.1%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	202,067
Health Care Facilities & Services	2.4%
DaVita, Inc. 6.88%, 09/01/32(a)		25,000	26,022
Global Medical Response, Inc. 7.38%, 10/01/32(a)		200,000	207,875
			233,897
Household Products	3.3%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	183,192
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		150,000	143,848
			327,040
Industrial Support Services	2.2%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		200,000	212,501
Institutional Financial Services	2.4%
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	239,033
Internet Media & Services	3.1%
Match Group Holdings II LLC 6.13%, 09/15/33(a)		150,000	151,796
Snap, Inc. 6.88%, 03/15/34(a)		150,000	154,447
			306,243
IT Services	1.3%
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	126,717
Leisure Facilities & Services	4.7%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	156,522
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		150,000	156,480
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	147,754
			460,756
Machinery	1.6%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	159,097

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	9.2%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$125,000	$129,273
Murphy Oil Corp. 6.00%, 10/01/32		150,000	149,847
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		125,000	128,612
Permian Resources Operating LLC 9.88%, 07/15/31(a)		147,000	157,981
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	181,454
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	154,727
			901,894
Publishing & Broadcasting	1.8%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	173,749
Real Estate Investment Trusts	4.2%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	252,091
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	154,684
			406,775
Retail - Discretionary	9.1%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	100,074
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	303,500
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	146,975
Dillard's, Inc. 7.75%, 07/15/26		175,000	177,277
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	158,996
			886,822
Software	4.1%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	139,466
Gen Digital, Inc. 6.25%, 04/01/33(a)		250,000	257,812
			397,278

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	7.7%
EZCORP, Inc. 7.38%, 04/01/32(a)		$150,000	$159,143
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	315,394
ILFC E-Capital Trust I 6.35%, 12/21/65(a)(b)		150,000	125,411
Rithm Capital Corp. 8.00%, 07/15/30(a)		150,000	153,399
			753,347
Steel	1.6%
Commercial Metals Co. 6.00%, 12/15/35(a)		150,000	153,935
Technology Hardware	3.1%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	141,094
Seagate HDD Cayman 8.50%, 07/15/31		150,000	159,474
			300,568
Transportation & Logistics	3.4%
American Airlines, Inc.,
7.25%, 02/15/28(a)		100,000	102,230
8.50%, 05/15/29(a)		225,000	235,358
			337,588
Transportation Equipment	2.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	209,495
Wholesale - Consumer Staples	0.8%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		75,000	75,071
TOTAL CORPORATE BONDS (Cost $9,271,145)			9,443,458

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(d)		189,197	189,197
TOTAL SHORT-TERM INVESTMENTS (Cost $189,197)			189,197
TOTAL INVESTMENTS (Cost $9,460,342)	98.4%		9,632,655
NET OTHER ASSETS (LIABILITIES)	1.6%		160,560
NET ASSETS	100.0%		$9,793,215

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, these securities had a total value of $7,979,505 or 81% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at December 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of December 31, 2025 is disclosed.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

At December 31, 2025 the TSW High Yield Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	3.7%
BB	53.4
B	35.6
B-	1.3
CCC	0.8
Cash equivalents	2.0
Not Rated	1.6
Total	98.4%

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.2%
Belgium	4.3%
Anheuser-Busch InBev S.A./N.V. - ADR		25,000	$1,601,000
Curacao	2.5%
SLB Ltd.		24,000	921,120
Denmark	1.1%
Novo Nordisk A/S - ADR		8,000	407,040
Germany	2.6%
Bayer A.G. - ADR		87,500	946,750
Ireland	2.1%
Willis Towers Watson PLC		2,400	788,640
Netherlands	2.3%
AerCap Holdings N.V.		6,000	862,560
United States	77.3%
Adobe, Inc.(a)		1,200	419,988
Applied Materials, Inc.		1,400	359,786
Becton Dickinson & Co.		2,000	388,140
Berkshire Hathaway, Inc. - Class B(a)		2,100	1,055,565
Bio-Rad Laboratories, Inc. - Class A(a)		1,800	545,382
Capital One Financial Corp.		3,596	871,526
Charter Communications, Inc. - Class A(a)		6,300	1,315,125
Chevron Corp.		8,200	1,249,762
Cigna (The) Group		2,709	745,598
Citigroup, Inc.		9,000	1,050,210
Corpay, Inc.(a)		2,200	662,046
Crown Castle, Inc.		10,000	888,700
CVS Health Corp.		13,200	1,047,552
Dominion Energy, Inc.		25,000	1,464,750
Elevance Health, Inc.		3,200	1,121,760
Evergy, Inc.		18,100	1,312,069
FedEx Corp.		2,000	577,720
First Citizens BancShares, Inc. - Class A		300	643,854
Fiserv, Inc.(a)		13,000	873,210
Global Payments, Inc.		11,800	913,320
HF Sinclair Corp.		18,000	829,440
Intel Corp.(a)		12,000	442,800
Jacobs Solutions, Inc.		3,000	397,380
Kinder Morgan, Inc.		35,600	978,644
Kraft Heinz (The) Co.		65,800	1,595,650
Lockheed Martin Corp.		1,500	725,505
McKesson Corp.		500	410,145
Merck & Co., Inc.		11,000	1,157,860
Pfizer, Inc.		32,700	814,230
Progressive (The) Corp.		2,900	660,388
Regeneron Pharmaceuticals, Inc.		1,400	1,080,618

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sirius XM Holdings, Inc.		27,633	$552,522
SS&C Technologies Holdings, Inc.		8,000	699,360
Williams Cos. (The), Inc.		15,225	915,175
			28,765,780
TOTAL COMMON STOCKS (Cost $28,204,481)			34,292,890
SHORT-TERM INVESTMENTS	9.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.63%(b)		3,586,973	3,586,973
TOTAL SHORT-TERM INVESTMENTS (Cost $3,586,973)			3,586,973
TOTAL INVESTMENTS (Cost $31,791,454)	101.8%		37,879,863
NET OTHER ASSETS (LIABILITIES)	(1.8%)		(684,915)
NET ASSETS	100.0%		$37,194,948

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2025 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Health Care	23.3%
Financials	20.1
Energy	13.2
Industrials	8.9
Consumer Staples	8.6
Utilities	7.4
Communication Services	5.0
Information Technology	3.3
Real Estate	2.4
Total	92.2%